Share Capital - Narrative (Details)							3 Months Ended	12 Months Ended
	Jun. 01, 2022 CAD ($) shares	Jun. 01, 2022 USD ($) shares	Jan. 26, 2021 CAD ($) shares	Jan. 26, 2021 USD ($) shares	Nov. 16, 2020 CAD ($) shares	Nov. 16, 2020 USD ($) shares	Jan. 31, 2021 CAD ($)	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares									198,068,923	297,772,238
Shares issued/issuable for business combinations								$ 18,913,000
Share issue related cost								13,410,000	$ 30,936,000
Shares issued for cash, net of share issue costs								$ 350,188,000	$ 666,026,000
Compensation options
Disclosure of classes of share capital [line items]
Number of warrants per option (in shares) | shares										0.5
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares								$ 1.00
Number of shares issued (in shares) | shares										0
Number of shares outstanding (in shares) | shares										0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares								$ 5.00
Number of shares issued (in shares) | shares										0
Number of shares outstanding (in shares) | shares										0
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									198,068,923	297,772,238	115,228,811
Shares issued for business combinations & asset acquisitions (in shares) | shares								2,467,421
Shares issued/issuable for business combinations								$ 9,230,000
Shares released for earn out payments (in shares) | shares								193,554	2,691,759
Shares issued for equity financings (in shares) | shares								96,570,138	78,671,431
Share issue related cost								$ 13,410,000	$ 30,936,000
June 2022 Offering
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares	70,408,750	70,408,750
Gross proceeds from offering	$ 218,200,000	$ 172,500,000
Share issue related cost	9,900,000
Shares issued for cash, net of share issue costs	$ 208,300,000
Number of common shares per warrant (in shares)	1
Exercise price of outstanding warrants (in CAD per share)										$ 3.20
June 2022 Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit (in shares) | shares	1
June 2022 Offering, Warrant
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 2.45
January 2021 Offering
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares			13,200,000	13,200,000
Gross proceeds from offering			$ 175,800,000	$ 137,900,000
Share issue related cost			9,000,000.0
Shares issued for cash, net of share issue costs			$ 166,800,000
Number of common shares per warrant (in shares)			1
Exercise price of outstanding warrants (in CAD per share)										12.60
January 2021 Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit (in shares) | shares			1
January 2021 Offering, Warrant
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)			$ 12.60
January 2021 Offering, Over-Allotment
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares			1,200,000	1,200,000
November 2020 Offering
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares					23,000,000	23,000,000
Gross proceeds from offering					$ 226,200,000	$ 172,500,000
Share issue related cost					11,800,000
Shares issued for cash, net of share issue costs					$ 214,500,000
Number of common shares per warrant (in shares)					1
Exercise price of outstanding warrants (in CAD per share)										$ 9.00
November 2020 Offering, Over-Allotment
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares					3,000,000	3,000,000
November 2020 Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit (in shares) | shares					1
November 2020 Offering, Warrant
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)					$ 9.00
November And January Unit Offerings
Disclosure of classes of share capital [line items]
Shares issued for cash, net of share issue costs							$ 381,200,000
Proceeds allocated to warrant derivative liabilities	35,600,000						74,000,000.0
Proceeds allocated to share capital	$ 172,700,000						$ 307,200,000